HEDGE ACCOUNTING (Tables)	12 Months Ended
Dec. 31, 2024
Document Information [Line Items]
Disclosure of detailed information about fluctuation in foreign exchange rates [Text Block]

Changes in the Colombian peso against the U.S. dollar have been as follows:

Date	Value of US$ 1	Variation in pesos
December 31, 2022	4,810.20	829.04
December 31, 2023	3,822.05	(988.15)
December 31, 2024	4,409.15	587.10

Disclosure of detailed information about movements in other comprehensive income related to hedges of net investment in foreign operations

According to the information described above, the following table shows movements of OCI gross of taxes, related to hedges of net investment in foreign operations:

December 31, 2024

			Hedging		Hedging
	Hedged		non-derivative		derivative		Net OCI
Investment	Item		instrument		instrument		account
Multi Financial Holding	Ps.	248,173	Ps.	(244,040)	Ps.	—	Ps.	4,133
Other subsidiaries and branches Banco de Bogotá		93,700		(88,419)		—		5,281
Occidental Bank Barbados Ltd.		23,613		(23,613)		—		—
Banco de Occidente (Panamá) S.A.		39,893		(39,893)		—		—
Sociedad Portuaria El Cayao S.A. E.S.P.		15,975		(15,974)		—		1
Gases del Pacífico S.A.C.		18,181		(12,890)		—		5,291
Gas Natural de Lima y Callao S.A.C. – Calidda		58,205		(58,205)		—		—
Promigas Perú S.A.C.		2,830		(2,830)		—		—
Gases del Norte del Perú S.A.C.		14,139		(14,139)		—		—
Promigas Panamá Corporation		—		—		—		—
Promigas USA INC		4		(4)		—		—
Total	Ps.	514,713	Ps.	(500,007)	Ps.	—	Ps.	14,706

December 31, 2023

			Hedging		Hedging
	Hedged		non-derivative		derivative		Net OCI
Investment	Item		instrument		instrument		account
Multi Financial Holding	Ps.	(393,836)	Ps.	385,379	Ps.	—	Ps.	(8,457)
Other subsidiaries and branches Banco de Bogotá		(137,731)		118,577		—		(19,154)
Occidental Bank Barbados Ltd.		(30,956)		30,956		—		—
Banco de Occidente (Panamá) S.A.		(42,091)		42,091		—		—
Sociedad Portuaria El Cayao S.A. E.S.P.		(25,513)		25,513		—		—
Gases del Pacífico S.A.C.		(32,050)		23,144		—		(8,906)
Gas Natural de Lima y Callao S.A.C. – Calidda		(106,851)		106,851		—		—
Promigas Perú S.A.C.		(4,763)		4,763		—		—
Gases del Norte del Perú S.A.C.		(23,718)		23,718		—		—
Promigas Panamá Corporation		(5)		5		—		—
Total	Ps.	(797,514)	Ps.	760,997	Ps.	—	Ps.	(36,517)

Disclosure of detailed information about hedge in foreign currency equity investments [Text Block]

According to the information described above, the following table contains details of hedging operations carried out to cover foreign denominated equity investments. The analysis shows current amount of OCI gross of taxes:

December 31, 2024

	Thousands of US$				Ps. millions
		Hedge
		amount in				Current		Current
		foreign	Hedge	Current		amount		amount		Current
	Hedged	currency in	amount in	amount		Hedging		Hedging		amount
	investment	financial	forward	Hedged		non-derivative		derivative		Net OCI
Investment	amount	liabilities	contracts	Item		instrument		instrument		account
Multi Financial Holding	425,506	(425,000)	—	Ps.	255,147	Ps.	(198,019)	Ps.	(435)	Ps.	56,693
Other subsidiaries and branches Banco de Bogotá (1)	164,562	(160,000)	—		296,219		26,688		(230,412)		92,495
Occidental Bank Barbados Ltd.	41,635	(41,635)	—		67,239		(67,239)		—		—
Banco de Occidente (Panamá) S.A.	72,835	(72,835)	—		97,230		(97,230)		—		—
Sociedad Portuaria El Cayao S.A. E.S.P.	26,365	(26,365)	—		42,385		(42,384)		—		1
Gases del Pacífico S.A.C.	31,888	(31,888)	—		24,249		(34,221)		—		(9,972)
Gas Natural de Lima y Callao S.A.C. – Calidda	108,974	(108,974)	—		125,255		(125,255)		—		—
Promigas Perú S.A.C.	4,820	(4,820)	—		3,571		(3,571)		—		—
Gases del Norte del Perú S.A.C.	24,007	(24,007)	—		10,561		(10,561)		—		—
Promigas Panamá Corporation	0	(0)	—		2		(2)		—		—
Promigas USA INC	8	(8)	—		4		(4)		—		—
Total	900,600	(895,532)	—	Ps.	921,862	Ps.	(551,798)	Ps.	(230,847)	Ps.	139,217

(1)  Includes Banco de Bogotá Panamá, Banco Bogotá Finance, Ficentro, Nassau and contributions of foreign branches in Miami and New York.

December 31, 2023

	Thousands of US$				Ps. millions
		Hedge
		amount in				Current		Current
		foreign	Hedge	Current		amount		amount		Current
	Hedged	currency in	amount in	amount		Hedging		Hedging		amount
	investment	financial	forward	Hedged		non-derivative		derivative		Net OCI
Investment	amount	liabilities	contracts	Item		instrument		instrument		account
Multi Financial Holding	405,867	(390,000)	—	Ps.	6,974	Ps.	46,021	Ps.	(435)	Ps.	52,560
Other subsidiaries and branches Banco de Bogotá (1)	152,882	(120,000)	—		202,519		115,107		(230,412)		87,214
Occidental Bank Barbados Ltd.	37,341	(37,341)	—		43,626		(43,626)		—		—
Banco de Occidente (Panamá) S.A.	58,877	(58,877)	—		57,337		(57,337)		—		—
Sociedad Portuaria El Cayao S.A. E.S.P.	26,365	(26,365)	—		26,410		(26,410)		—		—
Gases del Pacífico S.A.C.	31,888	(31,888)	—		6,068		(21,331)		—		(15,263)
Gas Natural de Lima y Callao S.A.C. – Calidda	114,887	(114,887)	—		67,050		(67,050)		—		—
Promigas Perú S.A.C.	4,820	(4,820)	—		741		(741)		—		—
Gases del Norte del Perú S.A.C.	24,006	(24,006)	—		(3,578)		3,578		—		—
Promigas Panamá Corporation	1	(1)	—		2		(2)		—		—
Total	856,934	(808,185)	—	Ps.	407,149	Ps.	(51,791)	Ps.	(230,847)	Ps.	124,511

(1)  Includes Banco de Bogotá Panamá, Banco Bogotá Finance, Ficentro, Nassau and contributions of foreign branches in Miami and New York.

Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [text block]

The following is the summary of Promigas and its subsidiaries open cash flow hedges:

	December 31, 2024	December 31, 2023
Income in Thousands of U.S. dollar forecasted	49,131	86,060
Notional amount contracts FWD Thousands of U.S. dollar	49,131	86,060
% hedged	100%	100%
Fair value in Colombian pesos	(1,140)	(59,715)
# of contracts	22	46

Disclosure of analysis of other comprehensive income by item [text block]

	December 31, 2024		December 31, 2023		December 31, 2022
Balance at the beginning of the year	Ps.	(30,381)	Ps.	5,542	Ps.	7,938
Changes in the fair value FwD - Future transactions		6,365		(26,203)		6,995
Changes in the fair value FwD - financial obligations		43,724		(32,672)		—
Changes in the fair value Interest Rate Swaps (IRS)		7,752		—		—
Changes in the fair value bonds		(184,902)		270,064		—
Changes in the fair value other accounts receivable		184,902		(258,982)		—
Reclassified to profit or loss		(2,760)		11,870		(9,391)
Balance at the end of the year	Ps.	24,700	Ps.	(30,381)	Ps.	5,542

Schedule of Change in Fair Value and Interest Expenses of Hedging Instrument [Table Text Block]

Below, the total changes in fair value and the impact on interest expense are detailed by Subsidiary for the fair value and cash flow hedges of interest rate risk:

December 31, 2024

	Change
	in fair		Interest
	value		expense (1)
Banco de Bogotá	Ps.	5,960	Ps.	(46,406)
Banco de Occidente		—		(1,183)
Banco Popular		(7,332)		(2,205)
Total	Ps.	(1,372)	Ps.	(49,794)

(1)  See note 21.3 “Interest expense”.

December 31, 2023

	Change
	in fair		Interest
	value		expense (1)
Banco de Bogotá	Ps.	79,864	Ps.	(61,905)
Banco de Occidente		116		(1,428)
Total	Ps.	79,980	Ps.	(63,333)

(1)  See note 21.3 “Interest expense”.

Below, the total changes in fair value and the impact on interest income are detailed by Subsidiary for the fair value hedge of interest rate risk:

December 31, 2024

	Change
	in fair		Interest
	value		income
Banco de Occidente	Ps.	(83)	Ps.	595

Disclosure of detailed information about derivative financial instruments for hedging [Text Block]

According to the information described above, the following table contains the fair value of derivative financial instruments used for hedging:

	December 31, 2024				December 31, 2023
Item	Assets		Liabilities		Assets		Liabilities
Forward contracts
Foreign currency to buy	Ps.	10,623	Ps.	5,185	Ps.	687	Ps.	204,202
Foreign currency to sale		19		65		—		—
Subtotal	Ps.	10,642	Ps.	5,250	Ps.	687	Ps.	204,202
Swap
Interest rate		43,377		16,408		47,975		13,364
Subtotal	Ps.	43,377	Ps.	16,408	Ps.	47,975	Ps.	13,364
Total hedge derivatives	Ps.	54,019	Ps.	21,658	Ps.	48,662	Ps.	217,566

Banco de Bogota S.A.
Document Information [Line Items]
Disclosure of detailed information about hedging instruments [text block]

December 31, 2024

				Carrying amount
Fair value hedges		Notional amount		Assets		Liabilities
Hedging instruments
Interest rate Swap	Ps.	4,644,189	Ps.	68,840	Ps.	—
Items designated hedged
Time Deposits issued		4,644,189		—		66,064

December 31, 2023

				Carrying amount
Fair value hedges		Notional amount		Assets		Liabilities
Hedging instruments
Interest rate Swap	Ps.	6,539,684	Ps.	47,975	Ps.	10,871
Items designated hedged
Time Deposits issued		6,539,684		—		40,289

Banco de Bogota S.A. | Other Accounts Receivable [Member]
Document Information [Line Items]
Disclosure of hedging of exchange rate risk

	December 31, 2024	December 31, 2023
Nominal amount Hedged Item Thousands of U.S. dollar	320,195	309,788
Notional amount bond Thousands of U.S. dollar	320,195	309,788
% hedged	100%	100%
Carrying amount in Colombian pesos	1,411,786	1,184,025
# of contracts	1	1

Banco de Bogota S.A. | Financial obligations [member]
Document Information [Line Items]
Disclosure of hedging of exchange rate risk

	December 31, 2024	December 31, 2023
Nominal amount Hedged Item Thousands of U.S. dollar	896,761	1,097,038
Notional amount contracts FWD Thousands of U.S. dollar	897,700	1,098,950
% hedged	100%	100%
Carrying amount in Colombian pesos	3,884,510	4,152,626
# of contracts	49	74

Corporacion Financiera Colombiana S.A. | Other Accounts Receivable [Member]
Document Information [Line Items]
Disclosure of hedging of exchange rate risk

	December 31, 2024	December 31, 2023
Nominal amount Hedged Item Thousands of U.S. dollar	5,373	7,610
Notional amount contracts FWD Thousands of U.S. dollar	5,373	7,610
% hedged	100%	100%
# of contracts	11	17

Banco de Occidente S.A.
Document Information [Line Items]
Disclosure of detailed information about hedging instruments [text block]

December 31, 2023

				Carrying amount
Fair value hedges		Notional amount		Assets		Liabilities
Hedging instruments
Interest rate Swap	Ps.	435,000	Ps.	850	Ps.	—
Items designated hedged
Time Deposits issued		435,000		—		734

As of December 31, 2024 Banco de Occidente uses interest rate swaps to reduce the risk of interest rates on loan portfolio.

December 31, 2024

				Carrying amount
Fair value hedges		Notional amount		Assets		Liabilities
Hedging instruments
Interest rate Swap	Ps.	411,000	Ps.	7,333	Ps.	—
Items designated hedged
Loan portfolio		411,000		—		7,250